Reclassification (Details Narrative) (US VR Global Inc.) - US VR Global Inc. [Member]	10 Months Ended
Dec. 31, 2017 USD ($)
Amount of restricted investment activity	$ 2,100,000
Deposit for shares to be issued	$ 2,074,500